Aptus Deferred Income ETF
Schedule of Investments
January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 93.1% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 49.0%
Invesco QQQ Trust Series 1, Expiration: 03/20/2026; Exercise Price: $100.00 (d)	$61,129,821	983	$51,352,952
iShares 7-10 Year Treasury Bond ETF, Expiration: 03/20/2026; Exercise Price: $96.55 (d)	80,829,450	8,425	286,450
Total Call Options			51,639,402

Put Options - 44.1%
Invesco QQQ Trust Series 1, Expiration: 03/20/2026; Exercise Price: $1,100.00 (d)	61,129,821	983	46,407,843
TOTAL PURCHASED OPTIONS (Cost $98,145,919)			98,047,245

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 5.5%		Par	Value
3.54%, 07/09/2026 (e)(f)		$5,850,000	5,759,983
TOTAL U.S. TREASURY BILLS (Cost $5,760,651)			5,759,983

MONEY MARKET FUNDS - 0.2%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (g)		245,867	245,867
TOTAL MONEY MARKET FUNDS (Cost $245,867)			245,867

TOTAL INVESTMENTS - 98.8% (Cost $104,152,437)			104,053,095
Other Assets in Excess of Liabilities - 1.2%			1,308,525
TOTAL NET ASSETS - 100.0%			$105,361,620

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown is the annualized yield as of January 31, 2026.
(f)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of January 31, 2026 was $5,759,969.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Aptus Deferred Income ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.0)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
Invesco QQQ Trust Series 1, Expiration: 03/20/2026; Exercise Price: $1,100.00	$(61,129,821)	(983)	$(167)

Put Options - (1.0)%
Invesco QQQ Trust Series 1, Expiration: 03/20/2026; Exercise Price: $100.00	(61,129,821)	(983)	(649)
iShares 7-10 Year Treasury Bond ETF, Expiration: 03/20/2026; Exercise Price: $96.55	(80,829,450)	(8,425)	(1,002,575)
Total Put Options			(1,003,224)
TOTAL WRITTEN OPTIONS (Premiums received $985,148)			$(1,003,391)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.

Aptus Deferred Income ETF
Schedule of Total Return Swap Contracts
January 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTSOA7 (a)	Goldman Sachs	Receive	EFFR	Termination	06/25/2027	$7,004,068	$65,750
RCXTSOA7 (a)	Goldman Sachs	Receive	EFFR	Termination	05/14/2030	43,388,149	2,350,656
Net Unrealized Appreciation (Depreciation)						0	$2,416,406

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.
EFFR - Effective Federal Funds Rate was 3.64% as of January 31, 2026.

(a) The Systematic Dynamic PutWrite Series 1 (“RCXTSOA7” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The index generally is made up of S&P Index options. As of January 31, 2026, the components of the Index are provided below.

The underlying components of the index as of Janaury 31, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts:
S&P 500 Weekly Index P6765	02/02/2026	(100.18)	$(119)	0.00%
S&P 500 Weekly Index P6795	02/02/2026	(392.54)	(811)	0.00%
S&P 500 Weekly Index P6820	02/02/2026	(352.69)	(1,209)	0.00%
S&P 500 Weekly Index P6850	02/02/2026	(1293.65)	(7,895)	-0.02%
S&P 500 Weekly Index P6765	02/03/2026	(213.67)	(771)	0.00%
S&P 500 Weekly Index P6795	02/03/2026	(138.58)	(748)	0.00%
S&P 500 Weekly Index P6800	02/03/2026	(99.73)	(576)	0.00%
S&P 500 Weekly Index P6805	02/03/2026	(393.21)	(2,417)	0.00%
S&P 500 Weekly Index P6860	02/03/2026	(172.54)	(2,192)	0.00%
S&P 500 Weekly Index P6745	02/04/2026	(138.65)	(687)	0.00%
S&P 500 Weekly Index P6775	02/04/2026	(99.35)	(688)	0.00%
S&P 500 Weekly Index P6780	02/04/2026	(214.04)	(1,561)	0.00%
S&P 500 Weekly Index P6900	02/04/2026	(172.46)	(4,603)	-0.01%
S&P 500 Weekly Index P6725	02/05/2026	(99.39)	(646)	0.00%
S&P 500 Weekly Index P6755	02/05/2026	(138.89)	(1,222)	0.00%
S&P 500 Weekly Index P6940	02/05/2026	(171.87)	(8,044)	-0.02%
S&P 500 Weekly Index P6730	02/06/2026	(99.57)	(1,075)	0.00%
S&P 500 Weekly Index P6920	02/06/2026	(171.15)	(7,966)	-0.02%
S&P 500 Weekly Index P6920	02/09/2026	(171.61)	(8,822)	-0.02%
S&P 500 Weekly Index P6970	02/10/2026	(171.63)	(12,775)	-0.03%
S&P 500 Weekly Index P6975	02/11/2026	(170.93)	(13,796)	-0.03%
S&P 500 Weekly Index P6960	02/12/2026	(170.77)	(13,266)	-0.03%
S&P 500 Weekly Index P6925	02/13/2026	(171.00)	(11,493)	-0.02%
S&P 500 Weekly Index P6940	02/17/2026	(171.67)	(13,228)	-0.03%
S&P 500 Weekly Index P6940	02/18/2026	(171.47)	(13,736)	-0.03%
S&P 500 Weekly Index P6800	02/19/2026	(171.63)	(7,920)	-0.02%
S&P 500 Weekly Index P6875	02/20/2026	(173.24)	(11,580)	-0.02%
S&P 500 Weekly Index P6910	02/23/2026	(172.75)	(13,808)	-0.03%
S&P 500 Weekly Index P6920	02/24/2026	(172.39)	(14,817)	-0.03%
S&P 500 Weekly Index P6950	02/25/2026	(172.42)	(17,111)	-0.03%
S&P 500 Weekly Index P6980	02/26/2026	(172.03)	(19,907)	-0.03%
S&P 500 Weekly Index P6980	02/27/2026	(171.57)	(20,284)	-0.04%
S&P 500 Weekly Index P6970	03/02/2026	(171.62)	(19,982)	-0.04%
S&P 500 Weekly Index P6940	03/03/2026	(171.78)	(18,482)	-0.04%
Total Options Contracts			(274,237)	-0.54%
Cash
Cash			50,666,454	100.54%
Total Underlying Positions			$50,392,217	100.00%

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Aptus Deferred Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$286,450	$97,760,795	$–	$98,047,245
U.S. Treasury Bills	–	5,759,983	–	5,759,983
Money Market Funds	245,867	–	–	245,867
Total Investments	$532,317	$103,520,778	$–	$104,053,095

Other Financial Instruments:
Total Return Swaps*	$–	$2,416,406	$–	$2,416,406
Total Other Financial Instruments	$–	$2,416,406	$–	$2,416,406

Liabilities:
Investments:
Written Options	$(1,002,575)	$(816)	$–	$(1,003,391)
Total Investments	$(1,002,575)	$(816)	$–	$(1,003,391)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments, Schedule of Written Options, and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.